INCOME TAXES (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Jan. 05, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent				25.00%	26.50%	26.50%
Operating Loss Carryforwards				$ 72,000
Scenario, Forecast [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent		23.00%	24.00%
Maximum [Member]
Income Taxes [Line Items]
Reduced Corporate Tax Rate	26.50%
Minimum [Member]
Income Taxes [Line Items]
Reduced Corporate Tax Rate	25.00%
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent				35.00%